Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	SCT Total for PEO(1) ($)	Compensation Actually Paid to PEO(2) ($)	Average SCT Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Value of Initial Fixed $100 Investment Based on:
					TSR(3) ($)	Peer Group TSR(3)(4) ($)	Net Income(5) ($ in millions)	Adjusted EPS(6) ($)
2024	4,778,183	6,026,186	3,268,356	3,966,403	87.35	207.99	517.7	9.70
2023	4,428,417	4,504,314	3,143,289	3,235,558	75.89	193.46	(439.5)	9.19
2022	4,259,954	2,404,723	2,290,221	724,896	74.95	123.39	25.2	12.85
2021	5,190,696	6,087,743	3,148,501	3,608,823	133.58	164.32	1,033.2	14.86
2020	3,636,376	3,695,354	2,309,547(7)	1,966,889	103.35	120.37	515.6	8.83

(1)
The PEO and non-PEO NEOs for each year are as follows:

Year	PEO	Non-PEO NEOs
2024	Jeffrey S. Lorberbaum	W. Christopher Wellborn, James F. Brunk, Paul F. De Cock and Mauro Vandini
2023	Jeffrey S. Lorberbaum	W. Christopher Wellborn, James F. Brunk, Paul F. De Cock and Bernard P. Thiers
2022	Jeffrey S. Lorberbaum	W. Christopher Wellborn, James F. Brunk, Paul F. De Cock and Bernard P. Thiers
2021	Jeffrey S. Lorberbaum	W. Christopher Wellborn, James F. Brunk, Paul F. De Cock, Bernard P. Thiers and Frank H. Boykin
2020	Jeffrey S. Lorberbaum	W. Christopher Wellborn, James F. Brunk, Paul F. De Cock, Bernard P. Thiers, Frank H. Boykin and Glenn R. Landau
(2)
The CAP was calculated beginning with the PEO’s SCT total and the non-PEO NEO’s average SCT total for each respective year. The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP from the SCT total of our PEO and our non-PEO NEOs.

	2024 ($)		2023 ($)		2022 ($)		2021 ($)		2020 ($)
Adjustments	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*
SCT Total	4,778,183	3,268,356	4,428,417	3,143,289	4,259,954	2,290,221	5,190,696	3,148,501	3,636,376	2,309,547
Adjustments for Stock Awards
(Deduct): Aggregate value for stock awards included in SCT Total for the covered fiscal year	(1,699,963)	(1,253,210)	(1,069,537)	(1,292,038)	(2,055,992)	(1,056,428)	(1,901,669)	(1,594,926)	(1,364,847)	(664,280)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,568,919	1,540,113	1,076,297	1,360,508	1,530,131	786,225	1,971,916	1,594,330	1,561,867	624,831
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	186,325	211,068	17,392	15,194	(872,284)	(1,035,142)	423,886	268,176	44,064	30,128
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	192,722	200,076	51,745	8,605	(457,087)	(259,980)	402,914	192,742	(182,106)	(77,216)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0	0	0	0	(256,122)
CAP Amounts (as Calculated)	6,026,186	3,966,403	4,504,314	3,235,558	2,404,723	724,896	6,087,743	3,608,823	3,695,354	1,966,889

*
Amounts presented are averages for the entire group of non-PEO NEOs in each respective year.

(3)
The values disclosed in these TSR columns represent the measurement period value of an investment of $100 made on January 1, 2020 as of December 31, 2020, and then valued again on each of December 31, 2021, December 31, 2022, December 31, 2023 and December 31, 2024.

(4)
The peer group used for purposes of this disclosure is the S&P 500 Household Durables Index, which we also utilize in the stock performance graph provided in our annual report pursuant to Item 201(e) of Regulation S-K.

(5)
Net earnings attributable to Mohawk Industries, Inc. as reported in our Consolidated Statements of Operations included in our Form 10-K.

(6)
Please see Annex A to this Proxy Statement for a reconciliation of Non-GAAP financial measures.

Company Selected Measure Name	Adjusted EPS
Named Executive Officers, Footnote
(1)
The PEO and non-PEO NEOs for each year are as follows:

Year	PEO	Non-PEO NEOs
2024	Jeffrey S. Lorberbaum	W. Christopher Wellborn, James F. Brunk, Paul F. De Cock and Mauro Vandini
2023	Jeffrey S. Lorberbaum	W. Christopher Wellborn, James F. Brunk, Paul F. De Cock and Bernard P. Thiers
2022	Jeffrey S. Lorberbaum	W. Christopher Wellborn, James F. Brunk, Paul F. De Cock and Bernard P. Thiers
2021	Jeffrey S. Lorberbaum	W. Christopher Wellborn, James F. Brunk, Paul F. De Cock, Bernard P. Thiers and Frank H. Boykin
2020	Jeffrey S. Lorberbaum	W. Christopher Wellborn, James F. Brunk, Paul F. De Cock, Bernard P. Thiers, Frank H. Boykin and Glenn R. Landau

Peer Group Issuers, Footnote
(4)
The peer group used for purposes of this disclosure is the S&P 500 Household Durables Index, which we also utilize in the stock performance graph provided in our annual report pursuant to Item 201(e) of Regulation S-K.

PEO Total Compensation Amount	$ 4,778,183	$ 4,428,417	$ 4,259,954	$ 5,190,696	$ 3,636,376
PEO Actually Paid Compensation Amount	$ 6,026,186	4,504,314	2,404,723	6,087,743	3,695,354
Adjustment To PEO Compensation, Footnote
(2)
The CAP was calculated beginning with the PEO’s SCT total and the non-PEO NEO’s average SCT total for each respective year. The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP from the SCT total of our PEO and our non-PEO NEOs.

	2024 ($)		2023 ($)		2022 ($)		2021 ($)		2020 ($)
Adjustments	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*
SCT Total	4,778,183	3,268,356	4,428,417	3,143,289	4,259,954	2,290,221	5,190,696	3,148,501	3,636,376	2,309,547
Adjustments for Stock Awards
(Deduct): Aggregate value for stock awards included in SCT Total for the covered fiscal year	(1,699,963)	(1,253,210)	(1,069,537)	(1,292,038)	(2,055,992)	(1,056,428)	(1,901,669)	(1,594,926)	(1,364,847)	(664,280)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,568,919	1,540,113	1,076,297	1,360,508	1,530,131	786,225	1,971,916	1,594,330	1,561,867	624,831
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	186,325	211,068	17,392	15,194	(872,284)	(1,035,142)	423,886	268,176	44,064	30,128
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	192,722	200,076	51,745	8,605	(457,087)	(259,980)	402,914	192,742	(182,106)	(77,216)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0	0	0	0	(256,122)
CAP Amounts (as Calculated)	6,026,186	3,966,403	4,504,314	3,235,558	2,404,723	724,896	6,087,743	3,608,823	3,695,354	1,966,889

Non-PEO NEO Average Total Compensation Amount	$ 3,268,356	3,143,289	2,290,221	3,148,501	2,309,547
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,966,403	3,235,558	724,896	3,608,823	1,966,889
Adjustment to Non-PEO NEO Compensation Footnote
(2)
The CAP was calculated beginning with the PEO’s SCT total and the non-PEO NEO’s average SCT total for each respective year. The table below describes the adjustments, each of which is required by SEC rules, to calculate CAP from the SCT total of our PEO and our non-PEO NEOs.

	2024 ($)		2023 ($)		2022 ($)		2021 ($)		2020 ($)
Adjustments	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*	PEO	Non-PEO NEOs*
SCT Total	4,778,183	3,268,356	4,428,417	3,143,289	4,259,954	2,290,221	5,190,696	3,148,501	3,636,376	2,309,547
Adjustments for Stock Awards
(Deduct): Aggregate value for stock awards included in SCT Total for the covered fiscal year	(1,699,963)	(1,253,210)	(1,069,537)	(1,292,038)	(2,055,992)	(1,056,428)	(1,901,669)	(1,594,926)	(1,364,847)	(664,280)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	2,568,919	1,540,113	1,076,297	1,360,508	1,530,131	786,225	1,971,916	1,594,330	1,561,867	624,831
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	186,325	211,068	17,392	15,194	(872,284)	(1,035,142)	423,886	268,176	44,064	30,128
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	192,722	200,076	51,745	8,605	(457,087)	(259,980)	402,914	192,742	(182,106)	(77,216)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	0	0	0	0	0	0	0	0	0	(256,122)
CAP Amounts (as Calculated)	6,026,186	3,966,403	4,504,314	3,235,558	2,404,723	724,896	6,087,743	3,608,823	3,695,354	1,966,889

*
	Amounts presented are averages for the entire group of non-PEO NEOs in each respective year
Compensation Actually Paid vs. Total Shareholder Return	PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR
Compensation Actually Paid vs. Net Income	PEO and Average Non-PEO NEO Compensation Actually Paid Versus Net Income
Compensation Actually Paid vs. Company Selected Measure	PEO and Average Non-PEO NEO Compensation Actually Paid Versus Adjusted EPS
Total Shareholder Return Vs Peer Group	PEO and Average Non-PEO NEO Compensation Actually Paid Versus TSR
Tabular List, Table	REQUIRED TABULAR DISCLOSURE OF MOST IMPORTANT MEASURES TO DETERMINE 2024 CAP • Adjusted EPS • Total Stockholder Return (TSR) as compared to the S&P 500 • Adjusted Operating Income
Total Shareholder Return Amount	$ 87.35	75.89	74.95	133.58	103.35
Peer Group Total Shareholder Return Amount	207.99	193.46	123.39	164.32	120.37
Net Income (Loss)	$ 517,700,000	$ (439,500,000)	$ 25,200,000	$ 1,033,200,000	$ 515,600,000
Company Selected Measure Amount	9.7	9.19	12.85	14.86	8.83
PEO Name	Jeffrey S. Lorberbaum
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EPS
Non-GAAP Measure Description	(6) Please see Annex A to this Proxy Statement for a reconciliation of Non-GAAP financial measures.
Measure:: 2
Pay vs Performance Disclosure
Name	Total Stockholder Return (TSR) as compared to the S&P 500
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Operating Income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,699,963)	$ (1,069,537)	$ (2,055,992)	$ (1,901,669)	$ (1,364,847)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,568,919	1,076,297	1,530,131	1,971,916	1,561,867
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	186,325	17,392	(872,284)	423,886	44,064
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	192,722	51,745	(457,087)	402,914	(182,106)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,253,210)	(1,292,038)	(1,056,428)	(1,594,926)	(664,280)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,540,113	1,360,508	786,225	1,594,330	624,831
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	211,068	15,194	(1,035,142)	268,176	30,128
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	200,076	8,605	(259,980)	192,742	(77,216)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ (256,122)